Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total
Balance at Sep. 30, 2021		$ 6,250	[1]	$ (6,250)	$ 85,012	$ 748,529	$ 8,742,298	$ 464,187	$ 10,040,026	$ 1,354,158	$ 11,394,184
Balance (in Shares) at Sep. 30, 2021	[1]	12,500,000
Net income(loss)							865,210		865,210	78,916	944,126
Provision for statutory reserve						102,161	(102,161)
Foreign currency translation adjustment								(904,465)	(904,465)	(243,245)	(1,147,710)
Balance at Sep. 30, 2022		$ 6,250	[1]	(6,250)	85,012	850,690	9,505,347	(440,278)	10,000,771	1,189,829	11,190,600
Balance (in Shares) at Sep. 30, 2022	[1]	12,500,000
Net income(loss)							112,030		112,030	(48,647)	63,383
Provision for statutory reserve						36,792	(36,792)
Foreign currency translation adjustment								(236,550)	(236,550)	(31,518)	(268,068)
Balance at Sep. 30, 2023		$ 6,250	[1]	(6,250)	85,012	887,482	9,580,585	(676,828)	9,876,251	1,109,664	10,985,915
Balance (in Shares) at Sep. 30, 2023	[1]	12,500,000
Net income(loss)							(3,492,318)		(3,492,318)	(48,091)	(3,540,409)
Initial public offering proceeds net of listing expenses		$ 1,046	[1]		5,403,608				5,404,654		5,404,654
Initial public offering proceeds net of listing expenses (in Shares)	[1]	2,091,942
Contribution from non-controlling interest					1,128,976				1,128,976	1,638,056	2,767,032
Provision for statutory reserve						12,249	(12,249)
Foreign currency translation adjustment								268,363	268,363	184,818	453,181
Balance at Sep. 30, 2024		$ 7,296	[1]	$ (6,250)	$ 6,617,596	$ 899,731	$ 6,076,018	$ (408,465)	$ 13,185,926	$ 2,884,447	$ 16,070,373
Balance (in Shares) at Sep. 30, 2024	[1]	14,591,942

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share reorganization by way of a subdivision and surrender of shares (Note 12).